UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2008
Bridges Investment Fund
(Unaudited)
	Shares	Cost	Value
COMMON STOCKS - 92.02%
Aerospace & Defense - 1.20%
Boeing Co.	11,500	$1,060,893	$855,255
Air Freight & Logistics - 1.96%
FedEx Corp.	15,000	$1,136,870	$1,390,050
Auto Components - 1.90%
Johnson Controls, Inc.	40,000	$1,337,801	$1,352,000
Beverages - 2.54%
PepsiCo, Inc.	25,000	$698,139	$1,805,000
Biotechnology - 2.18%
Gilead Sciences, Inc. (a)	30,000	$1,230,532	$1,545,900
Capital Markets - 6.83%
American Capital Strategies Ltd.	10,500	$393,669	$358,680
Franklin Resources, Inc.	7,500	918,585	727,425
The Goldman Sachs Group, Inc.	11,000	1,358,186	1,819,290
State Street Corp.	13,000	283,490	1,027,000
T. Rowe Price Group, Inc.	18,500	901,166	925,000
		$3,855,096	$4,857,395
Chemicals - 0.36%
Praxair, Inc.	3,000	$246,558	$252,690
Commercial Banks - 2.25%
Wells Fargo & Co.	55,000	$1,273,945	$1,600,500
Commercial Services & Supplies - 0.86%
Strayer Education, Inc.	4,000	$657,775	$610,000
Communications Equipment - 7.13%
Cisco Systems, Inc. (a)	68,000	$1,068,401	$1,638,120
Harris Corp.	12,000	676,797	582,360
Nokia Corp. - ADR	25,000	894,963	795,750
QUALCOMM, Inc.	50,000	1,905,420	2,050,000
		$4,545,581	$5,066,230
Computers & Peripherals - 2.22%
Apple Computer, Inc. (a)	11,000	$1,337,575	$1,578,500
Construction & Engineering - 0.41%
Jacobs Engineering Group, Inc. (a)	4,000	$303,638	$294,360
Consumer Electronics - 0.72%
Garmin Ltd.	9,500	$542,506	$513,095
Consumer Finance - 4.73%
American Express Co.	15,000	$843,886	$655,800
Capital One Financial Corp.	55,000	2,011,517	2,707,100
		$2,855,403	$3,362,900
Depository Institutions - 1.75%
First National of Nebraska, Inc.	225	$387,969	$1,243,125
Diversified Financial Services - 2.25%
CME Group, Inc.	2,300	$1,289,713	$1,078,930
Moody's Corp.	15,000	692,220	522,450
		$1,981,933	$1,601,380
Electrical Equipment - 1.42%
Roper Industries, Inc.	17,000	$978,172	$1,010,480
Energy Equipment & Services - 3.15%
Smith International, Inc.	18,000	$907,371	$1,156,140
Transocean, Inc. (a)	8,000	919,518	1,081,600
		$1,826,889	$2,237,740
Health Care Equipment & Supplies - 3.86%
Stryker Corp.	13,500	$668,133	$878,175
Zimmer Holdings, Inc. (a)	24,000	1,567,173	1,868,640
		$2,235,306	$2,746,815
Health Care Providers & Services - 3.56%
Express Scripts, Inc. (a)	27,000	$983,657	$1,736,640
Wellpoint, Inc. (a)	18,000	1,262,826	794,340
		$2,246,483	$2,530,980
Household Durables - 1.00%
D.R. Horton, Inc.	45,000	$486,082	$708,750
Insurance - 3.12%
American International Group, Inc.	15,000	$816,141	$648,750
Berkshire Hathaway, Inc. (a)	350	492,609	1,565,515
		$1,308,750	$2,214,265
Internet & Catalog Retail - 1.47%
eBay, Inc. (a)	35,000	$740,676	$1,044,400
Internet Software & Services - 1.43%
Google, Inc. (a)	2,300	$1,213,698	$1,013,081
IT Services - 3.17%
Mastercard, Inc.	8,000	$1,349,632	$1,783,920
Visa, Inc. (a)	7,500	474,857	467,700
		$1,824,489	$2,251,620
Media - 0.65%
The McGraw-Hill Companies, Inc.	12,500	$543,073	$461,875
Multiline Retail - 1.85%
Target Corp.	26,000	$642,457	$1,317,680
Oil & Gas - 8.87%
Apache Corp.	20,000	$1,394,516	$2,416,400
Chesapeake Energy Corp.	38,000	1,192,074	1,753,700
Chevron Corp.	25,000	804,047	2,134,000
		$3,390,637	$6,304,100
Oil, Gas & Consumable Fuels - 3.94%
Anadarko Petroleum Corp.	30,000	$1,086,505	$1,890,900
BP, PLC - ADR	15,000	368,832	909,750
		$1,455,337	$2,800,650
Pharmaceuticals - 4.74%
Alcon, Inc.	6,700	$944,605	$953,075
Allergan, Inc.	21,500	873,728	1,212,385
Teva Pharmaceutical Industries, Ltd. - ADR	26,000	713,139	1,200,940
		$2,531,472	$3,366,400
Road & Rail - 1.94%
Union Pacific Corp.	11,000	$1,198,555	$1,379,180
Semiconductor & Semiconductor Equipment - 1.30%
MEMC Electronic Materials, Inc. (a)	13,000	$870,369	$921,700
Software - 1.33%
Autodesk, Inc. (a)	30,000	$1,228,557	$944,400
Specialty Retail - 4.65%
Best Buy Co, Inc.	52,000	$1,225,653	$2,155,920
Lowe's Cos, Inc.	50,000	1,382,808	1,147,000
		$2,608,461	$3,302,920
Tobacco - 1.28%
Altria Group, Inc.	12,500	$182,118	$277,500
Philip Morris Intl, Inc. (a)	12,500	408,388	632,250
		$590,506	$909,750
TOTAL COMMON STOCKS (Cost $51,372,183)		$51,372,183	$65,395,166
	Principal
	Amount	Cost	Value
CORPORATE BONDS - 3.99%
Consumer Finance - 0.43%
Ford Motor Credit Co.
7.875%, 06/15/2010	$350,000	$345,060	$305,178
Depository Institutions - 0.39%
First National Bank Of Omaha
7.320%, 12/01/2010	250,000	$255,162	$274,544
Diversifed Financial Services - 0.39%
MBNA Corporation Senior Note
7.500%, 03/15/2012	250,000	$258,717	$277,474
Diversified Telecommunication Services - 0.72%
Level 3 Communications, Inc.
11.500%, 03/01/2010	500,000	$469,376	$512,450
Electric Utilities - 0.40%
Duke Capital Corp.
8.000%, 10/01/2019	250,000	$272,194	$282,633
Health Care Providers & Services - 0.37%
Cardinal Health, Inc.
6.750%, 02/15/2011	250,000	$254,151	$265,019
Multiline Retail - 0.51%
Dillard Department Stores, Inc.
7.850%, 10/01/2012	150,000	$150,513	$134,250
JCPenney Co., Inc.
7.400%, 04/01/2037	250,000	263,206	231,075
		$413,719	$365,325
Semiconductor & Semiconductor Equipment - 0.41%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	$254,752	$289,539
Tobacco - 0.37%
Reynolds American, Inc.
7.250%, 06/01/2012	250,000	$255,644	$264,452
TOTAL CORPORATE BONDS (Cost $2,778,775)		$2,778,775	$2,836,614
U.S. TREASURY OBLIGATIONS - 0.55%
United States Treasury Bond - 0.55%
7.500%, 11/15/2016	300,000	$305,036	$391,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $305,036)		$305,036	$391,875
SHORT TERM INVESTMENTS - 4.70%
Commercial Paper - 4.01%
American Express Co.
2.300% (b)	$1,500,000	$1,499,731	$1,499,731
General Electric Capital Corp.
2.100% (b)	350,000	350,000	350,000
Prudential Funding Corp.
2.050% (b)	1,000,000	1,000,000	1,000,000
		$2,849,731	$2,849,731
Mutual Funds - 0.69%
SEI Daily Income Trust Treasury Fund
4.77%	488,305	$488,305	$488,305
TOTAL SHORT TERM INVESTMENTS (Cost $3,338,036)		$3,338,036	$3,338,036

Total Investments (Cost $57,794,030) - 101.26%		$57,794,030	$71,961,691
Liabilities in Excess of Other Assets - (1.26)%			-895,685
TOTAL NET ASSETS - 100.00%			$71,066,006

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Non income producing.
(b)	Variable rate security. The rate shown is as of March 31, 2008 and can change periodically.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows:[1]

Cost of investments	$ 57,794,030

Gross unrealized appreciation	16,981,289
Gross unrealized depreciation	(2,813,628)
Net unrealized appreciation	$ 14,167,661

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs of methology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Invesments in Securities	$ 62,977,031	$ 8,984,660	$ –	$ 71,961,691

Other Financial Instruments*	$ –	$ –	$ –	$ –

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)                      /s/ Edson L. Bridges III
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date                      5/23/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Edson L. Bridges III
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date                      5/23/08

By (Signature and Title)*                   /s/ Brian Kirkpatrick
Brian Kirkpatrick, Executive Vice President

Date                      5/23/08

By (Signature and Title)*                   /s/ Nancy K. Dodge
Nancy K. Dodge, Treasurer and
Chief Compliance Officer

Date                      5/23/08

* Print the name and title of each signing officer under his or her signature.